THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	4 Months Ended	12 Months Ended			5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013 theatre Screen	Mar. 29, 2012	Dec. 31, 2013 Maximum	Aug. 30, 2012 Predecessor	Dec. 29, 2011 Predecessor	Mar. 29, 2012 Predecessor
THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES
Number of theatres		3
Number of screens in theatres		33
Impairment losses
Impairment of long-lived assets			$ 285,000				$ 285,000
Equity in (earnings) losses of non-consolidated entities							2,742,000
Investment expense (income)		1,370,000				17,751,000	17,751,000
Total impairment losses		1,370,000					20,778,000
Casualty Insurance
Self-insured amount for general liability per occurrence				1,000,000
Deductible limit per occurrence for workers compensation claims				500,000
Casualty insurance reserves, net of estimated insurance recoveries	14,980,000	16,549,000
Expenses related to general liability and workers compensation claims	$ 3,913,000	$ 16,332,000			$ 5,732,000		$ 12,705,000